Goodwill and Other Intangible Assets (Changes in Amounts of Goodwill by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Goodwill	¥ 129,484	¥ 125,493
Accumulated impairment losses	(27,317)	(8,861)
Beginning Balance	102,167	116,632
Goodwill acquired during the year	17,675	1,322
Impairment of goodwill	(14,143)	(18,456)	¥ (729)
Translation adjustments and reclassification to other accounts	(3,100)	2,669
Goodwill	144,059	129,484	125,493
Accumulated impairment losses	(41,460)	(27,317)	(8,861)
Ending Balance	102,599	102,167	116,632
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Goodwill	100	100	100
Ending Balance	100	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	6,973	6,901
Beginning Balance	6,973	6,901
Translation adjustments and reclassification to other accounts	(30)	72
Goodwill	6,943	6,973	6,901
Ending Balance	6,943	6,973	6,901
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	22,240	22,842
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	16,825	17,427
Goodwill acquired during the year	218
Translation adjustments and reclassification to other accounts	(409)	(602)
Goodwill	22,049	22,240	22,842
Accumulated impairment losses	(5,415)	(5,415)	(5,415)
Ending Balance	16,634	16,825	17,427
Electronic Device Group
Goodwill [Line Items]
Goodwill	53,126	49,486
Accumulated impairment losses	(729)	(729)
Beginning Balance	52,397	48,757
Goodwill acquired during the year	10,606
Impairment of goodwill	(14,143)
Translation adjustments and reclassification to other accounts	(1,498)	3,640
Goodwill	62,234	53,126	49,486
Accumulated impairment losses	(14,872)	(729)	(729)
Ending Balance	47,362	52,397	48,757
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Accumulated impairment losses	(18,456)
Beginning Balance		18,456
Impairment of goodwill		(18,456)
Goodwill	18,456	18,456	18,456
Accumulated impairment losses	(18,456)	(18,456)
Ending Balance			18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	17,618	16,808
Accumulated impairment losses	(22)	(22)
Beginning Balance	17,596	16,786
Goodwill acquired during the year	6,851	1,251
Translation adjustments and reclassification to other accounts	(1,163)	(441)
Goodwill	23,306	17,618	16,808
Accumulated impairment losses	(22)	(22)	(22)
Ending Balance	23,284	17,596	16,786
All Other Segments
Goodwill [Line Items]
Goodwill	10,971	10,900
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	8,276	8,205
Goodwill acquired during the year		71
Goodwill	10,971	10,971	10,900
Accumulated impairment losses	(2,695)	(2,695)	(2,695)
Ending Balance	¥ 8,276	¥ 8,276	¥ 8,205